LAND USE RIGHTS (Details) (Land use rights, VanceInfo, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 item
Land use rights | VanceInfo
LAND USE RIGHTS
Number of pieces of land obtained		2
Amortization expense	$ 71